PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Summary of Prepayments And Other Current Assets

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Deductible value-added tax input	40,690	26,330	3,817
Prepayments for CRO and other services	4,614	5,296	768
Deposits	4,083	3,355	486
Deferred expenses	531	408	59
Prepayment for raw materials	2,335	1,448	210
Others	206	714	103
	52,459	37,551	5,443